UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 002-13017
File No. 811-00750

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			/X/

	Pre-Effective Amendment No.		/ /
	Post-Effective Amendment No.	155	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			/X/

	Amendment No.	155

(Check appropriate box or boxes)

DELAWARE GROUP EQUITY FUNDS II
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania			19103-7094
(Address of Principal Executive Offices)			(Zip Code)

Registrant's Telephone Number, including Area Code:			(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on June 30, 2017 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)

/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment No. 155, Amendment No. 155 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 148, Amendment No. 148 ("PEA 148") (i) the Prospectus for the Delaware Value Fund; (ii) the Statement of Additional Information for the aforementioned fund; and (iii) the Part C.  This Amendment is being filed for the purpose of delaying the effectiveness of PEA 148.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 8th day of June, 2017.

DELAWARE GROUP EQUITY FUNDS II

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	June 8, 2017
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Chairman and Trustee	June 8, 2017
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	June 8, 2017
Ann D. Borowiec

Joseph W. Chow	*	Trustee	June 8, 2017
Joseph W. Chow

John A. Fry	*	Trustee	June 8, 2017
John A. Fry

Lucinda S. Landreth	*	Trustee	June 8, 2017
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	June 8, 2017
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	June 8, 2017
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	June 8, 2017
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	June 8, 2017
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)